Summary of Significant Accounting Policies: Concentration of Credit Risk (Policies)	12 Months Ended
Aug. 31, 2014
Policy Text Block [Abstract]
Concentration of Credit Risk

k.  Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentration of credit risk consist of cash.  The Company’s cash is in demand deposit accounts placed with federally insured financial institutions in Canada.